Earnings Per Share and Earnings Per Unit - Scheduled Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Numerator
Net Income Attributable to Fathom Digital Manufacturing	[1]	$ 34,438	$ (16,474)	$ (7,963)
Denominator
Weighted average shares of Class A common stock outstanding-basic	[1]	50,785,656
Effect of Dilutive Securities
Weighted average shares of Class A common stock outstanding-diluted	[1]	135,839,973
Diluted Earnings Per Share	[1]	$ 0.25
Class A Common Units [Member]
Numerator
Net Income Attributable to Fathom Digital Manufacturing		$ 33,470	$ (11,690)	$ (5,380)
Denominator
Weighted average shares of Class A common stock outstanding-basic		50,785,656	5,480,611	3,531,681
Effect of Dilutive Securities
Assumed exchange for shares of Class A common stock		85,054,317
Weighted average shares of Class A common stock outstanding-diluted		135,839,973
Diluted Earnings Per Share		$ 0.25

[1]	See accompanying notes to the consolidated financial statements.